SELECT BALANCE SHEET DETAILS (Tables)	3 Months Ended
Mar. 31, 2013
Select Balance Sheet Details Tables
Estimated acquired intangible amortization expense

The estimated acquired intangible amortization expense for the next five fiscal years is as follows:

Fiscal Year Ended December 31,	Estimated Amortization Expense ($ in thousands)
2013 (9 months)	$21
2014	28
2015	27
2016	12
2017	12
Thereafter	93
Totals	$193